Contract Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contract Assets
6.	CONTRACT ASSETS

	January 1, 2018*	December 31, 2018
	RMB	RMB
Third parties	480	454
China Telecom Group	176	24

	656	478

* The amounts in this column are after the adjustments from the application of IFRS 9 and 15.

The Group’s contracts for information and application services include payment schedules which require stage payments over the service period once certain specified milestones are reached. The Group classifies these contract assets as current because the Group expects to realize them in its normal operating cycle.